Statement of Changes in Net Assets Available for Benefits - EDCP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additions to Net Assets Attributed to:
Contributions: Employer	$ 21,910,326	$ 17,154,617	$ 14,692,174
Net appreciation/(depreciation) in the fair value of investments	(244,675,484)	52,398,341	16,607,013
Net realized gains	295,760,538	119,733,977	61,219,595
Dividends	12,707,854	8,274,674	6,212,380
Revenue Share - see footnote 2	9,402	10,800	9,813
Total Additions	85,712,636	197,572,409	98,740,975
Deductions from Net Assets Attributed to:
Benefits paid to participants	365,944,922	154,581,282	95,446,646
Net Increase/(Decrease)	(280,232,286)	42,991,127	3,294,329
Net Assets Available for Benefits	$ 263,629,150	$ 543,861,436	$ 500,870,309	$ 497,575,980